COMMITMENTS AND CONTINGENCIES - Contingencies and Guarantees (Details)			3 Months Ended		12 Months Ended
	Aug. 05, 2024 CNY (¥)	Aug. 17, 2023 item	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
HRD
Contingencies [Line Items]
Number of supplied solar modules inherently defective and constitutes breach of obligations | item		365,000
HRD | Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")
Contingencies [Line Items]
Loss contingency accrual					¥ 180,000,000
Settlement Agreement with Singapore Customer | Jiangxi Jinko
Contingencies [Line Items]
Payment of withdraw settlement	¥ 31,000,000
Settlement Agreement with Singapore Customer | Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")
Contingencies [Line Items]
Additional liabilities			¥ 42,000,000	$ 5,959,144